MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2018
MAJOR CUSTOMERS
Schedule of details of customers accounting for 10% or more of total net revenues

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Company A	—	—	718,341